Others	12 Months Ended
Dec. 31, 2022
Others
Others

12.Others

12(1) Coronavirus pandemic

Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. While the Group has not noted significant negative impact to the results of operations in 2020, 2021 and 2022, the extent to which COVID-19 impacts the business and financial results of the Group in the longer term will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The Group will continue to evaluate the impact on the results of operation and financial position of the Group and react actively as the situation evolves.

12(2) Capital management

The Group’s objectives of capital management are to ensure the Group’s sustainable operation and to maintain an optimal capital structure to reduce the cost of capital and provide returns for shareholders. In order to maintain or adjust to optimal capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as total liabilities divided by total equity.

As of December 31, 2021 and 2022, the Group’s gearing ratios are as follows:

	December 31, 2021	December 31, 2022
Total liabilities	$279,346	$28,309
Total equity	$(190,442)	$181,964
Gearing ratio	(1.47)	0.16

12(3) Financial instruments

A.	Financial instruments by category

	December 31, 2021	December 31, 2022
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$80,453	$162,616
Current financial assets at amortized cost	—	30,000
Accounts receivable	6,568	7,756
Other receivables (including related parties)	6	314
Guarantee deposits paid	135	125
	$87,162	$200,811

	December 31, 2021	December 31, 2022
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$—	$3,207
Financial liabilities designated as at fair value through profit or loss	259,230	—
	$259,230	$3,207
Financial liabilities at amortized cost
Other payables (including related parties)	$8,779	$9,371
Guarantee deposits received	28	25
	$8,807	$9,396
Lease liabilities	$638	$338

B.	Financial risk management policies
(a)	The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial position and financial performance.
(b)	Risk management is carried out by a central treasury department (the Group’s finance department) under policies approved by the Board of Directors. The Group’s finance department identifies, evaluates and hedges financial risks in close co-operation with the Group’s operating units. The Board has written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and investment of excess liquidity.
C.	Significant financial risks and degrees of financial risks
(a)	Market risk

Foreign exchange risk

i.	The Group operates internationally and is exposed to exchange rate risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the NTD, RMB, JPY and EUR. Exchange rate risk arises from future commercial transactions and recognized assets and liabilities.
ii.	The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: NTD, JPY, RMB and EUR). Significant financial assets and liabilities denominated in foreign currencies are as follows:

	December 31, 2021
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
USD:NTD	$13,774	27.68	$381,264	$13,774	1%	$138
EUR:NTD	1,888	31.32	59,132	2,136	1%	21
JPY:NTD	279,248	0.24	67,020	2,421	1%	24
Financial liabilities
Monetary items
USD:JPY	248	115.09	28,542	248	1%	2
USD:RMB	79	6.37	503	79	1%	1

	December 31, 2022
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
USD:NTD	$22,660	30.71	$695,889	$22,660	1%	$227
EUR:NTD	833	32.72	27,256	888	1%	9
JPY:NTD	436,755	0.23	100,454	3,271	1%	33

Financial liabilities
Monetary items
USD:NTD	2,620	30.71	80,460	2,620	1%	26
USD:JPY	221	132.14	29,203	221	1%	2
USD:RMB	65	6.97	453	65	1%	1

iii.	The total exchange (loss) gain, including realized and unrealized, arising from significant foreign exchange variation on the monetary items held by the Group for the years ended December 31, 2020, 2021 and 2022, amounted to $(770), $(893) and $1,303, respectively.
(b)	Credit risk
i.	Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms and the financial assets at amortized cost.
ii.	The Group manages their credit risk taking into consideration the entire group’s concern. For banks and financial institutions, only independently rated parties with a minimum rating of ‘A’ are accepted. According to the Group’s credit policy, each local entity in the Group is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Internal risk control assesses the credit quality of the customers, taking into account their financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Board of Directors. The utilization of credit limits is regularly monitored.
iii.	The default occurs when the contract payments are past due over 180 days.
iv.	The Group adopts following assumptions under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition:

If the contract payments were past due over 30 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

v.	The Group classifies customers’ accounts receivable in accordance with geographic area and credit rating of customer. The Group applies the modified approach to estimate expected credit loss under the provision matrix basis.
vi.	The Group used the territory economic forecasts to adjust historical and timely information to assess the default possibility of accounts receivable.
vii.	The loss amounts of accounts receivable allowance using simplified method were de minimis, thus, the loss was not recognized as at December 31, 2020, 2021 and 2022.
(c)	Liquidity risk
i.	Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance department. The Group’s finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.
ii.	Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group’s finance department. The Group’s finance department invests surplus cash in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts. As at December 31, 2021 and 2022, the Group held money market position of $ 78,391 and $191,077, respectively, which are expected to readily generate cash inflows for managing liquidity risk.
iii.	The table below analyses the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than	Between 2-5	Over
Non-derivative financial liabilities: December 31, 2021	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$259,230	$—
Other payables (including related parties)	8,779	—	—
Lease liabilities (Note)	456	190	—
Guarantee deposits received	—	28	—

	Less than	Between 2-5	Over
Non-derivative financial liabilities: December 31, 2022	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$3,207	$—
Other payables (including related parties)	9,371	—	—
Lease liabilities (Note)	255	89	—
Guarantee deposits received	—	25	—

Note: The amount included the interest of estimated future payments.

12(4) Fair value information

A.	The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability. The fair value of the Group’s compound instrument such as convertible preferred shares is included in Level 3.

B.	The carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, accounts payable, other payables (including related parties) and guarantee deposits received) are approximate to their fair values.
C.	The related information of financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the liabilities at December 31, 2021 and 2022 are as follows:
(a)	The related information of natures of the liabilities is as follows:

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Convertible preferred shares	$—	$—	$259,230	$259,230

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,769	$1,438	$—	$3,207

(b)	The methods and assumptions the Group used to measure fair value are as follows:
i.	Except those mentioned in point (ii) ~ (iv) below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, accounts receivable, other receivables, notes payable, accounts payable and other payables) approximate to their fair values. The fair value information of financial instruments measured at fair value is provided in Note 12(3).
ii.	Fair value of the Perfect Public Warrants is determined based on market quotation price.
iii.	Fair value of the Perfect Private Placement Warrants and Forward Purchase Warrants are determined based on the Perfect Public Warrants with adjustments to the implied volatility.
iv.	The methods and assumptions of fair value measurement are as follows:

Preferred share liabilities

The fair value measurement takes the following 2 methods into account:

(i)	The recent fund raising prices as the first priority consideration if applicable.
(ii)	If there are no recent fund raising prices as applicable, using market approach by considering market comparable entities and income approach to calculate total equity value first, and conduct equity value allocation via option pricing model under different scenarios (IPO and liquidation) to calculate probability weighted value of all classes of equities (including preferred shares).

In connection with the SPAC transaction closing on October 28, 2022, the fair value of preferred shares was measured based on the quoted market price which was viewed as the market participants’ expectations for the Company’s value.

D.	The following chart is the movement of Level 3 for the years ended December 31, 2021 and 2022:

	2021	2022
	Compound	Compound
	instrument:	instrument:
	Convertible	Convertible
	preferred shares	preferred shares
At January 1	$108,427	$259,230
Gains and losses recognized in profit or loss
Recorded as non-operating income and expenses	150,745	99,001
Gains and losses recognized in other comprehensive income
Recorded as credit risk changes in financial instrument through other comprehensive income	58	7
Transfers to Level 2	—	(358,238)
At December 31	$259,230	$—

E.	Along with the insufficient observable market information became available in connection with the SPAC transaction closing on October 28, 2022, the Company transferred the fair value from Level 3 into Level 2 and preferred shares were automatically converted into Perfect Ordinary Shares immediately upon the closing.

For the year ended December 31, 2021, there was no transfer into or out from Level 3.

F.	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:

	Fair value at	Valuation	unobservable	Relationship
	December 31, 2021	technique	input	of inputs to fair value
Compound instrument:
Convertible preferred shares	$259,230	Market approach	Discount for lack of marketability	The higher the discount for lack of marketability, the lower the fair value
		Income approach	Weighted average cost of capital	The higher the weighted average cost of capital, the lower the fair value
		Income approach	Exit multiple	The higher the exit multiple, the higher the fair value

The Company applied both market approach and income approach for valuation in 2021 due to the following facts:

(a)	The Company has no recent fund raising prices as applicable in 2021.
(b)	The Company has made decision and planned to become a listed company in the US capital market via merger transaction in July 2021. Hence, market approach by considering market comparable entities starts to be applicable for such circumstance. Please refer to Note 1 for the details of merger transaction.
(c)	Considering the distinctness of the services and operations providing by the Company, there are seldom comparable entities provide exactly the same services and operations as the Company does. Hence, the Company took income approach into account as well.
(d)	The market approach and income approach were used by giving a 50% weighting for both. The results under both approaches were immaterially deviated from each other which was below 30% difference range.
(e)	The discount for lack of marketability was 10% as at December 31, 2021.
(f)	The weighted average cost of capital was 13.73% as at December 31, 2021.
(g)	The exit multiple was 6.93 times as at December 31, 2021.
G.	The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss from financial liabilities categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2021
			Recognized in profit or loss
			Favourable	Unfavourable
	Input	Change	change	change
Convertible preferred shares
	Discount for lack of marketability	±1%	$2,738	$(2,763)
	Weighted average cost of capital	±1%	$4,556	$(4,386)
	Exit multiple	±1%	$1,212	$(1,212)